STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) by component and related tax effects for the years ended October 31, 2024 and 2023 were as follows:

		Net defined benefit pension cost and post retirement plan costs
	Foreign currency translation	Prior service credits	Actuarial Losses	Unrealized gains (losses) on derivatives	Total
	(in millions)
As of October 31, 2022	$(335)	$123	$(155)	$20	$(347)
Other comprehensive income (loss) before reclassifications	33	—	(17)	(4)	12
Amounts reclassified out of accumulated other comprehensive income (loss)	—	(1)	2	—	1
Tax (expense) benefit	1	—	5	1	7
Other comprehensive income (loss)	34	(1)	(10)	(3)	20
As of October 31, 2023	$(301)	$122	$(165)	$17	$(327)
Other comprehensive income (loss) before reclassifications	(11)	—	65	(9)	45
Amounts reclassified out of accumulated other comprehensive income (loss)	(8)	(1)	(12)	(2)	(23)
Tax (expense) benefit	(3)	—	—	3	—
Other comprehensive income (loss)	(22)	(1)	53	(8)	22
As of October 31, 2024	$(323)	$121	$(112)	$9	$(305)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Reclassifications out of accumulated other comprehensive income (loss) for the years ended October 31, 2024 and 2023 were as follows (in millions):

Details about Accumulated Other Comprehensive Income (Loss) components	Amounts Reclassified from Other Comprehensive Income (Loss)		Affected line item in statement of operations
	2024	2023

Foreign currency translation	$8	$—	Other income (expense), net
	8	—	Total before income tax
	—	—	(Provision) benefit for income tax
	8	—	Total net of income tax

Unrealized gain (loss) on derivatives	$4	$2	Cost of products
Unrealized gain (loss) on derivatives	(2)	(2)	Interest expense
	2	—	Total before income tax
	(1)	—	(Provision) benefit for income tax
	1	—	Total net of income tax
Net defined benefit pension cost and post retirement plan costs:
Actuarial net gain (loss)	12	(2)	Other income (expense)
Prior service benefit	1	1	Other income (expense)
	13	(1)	Total before income tax
	(4)	—	(Provision) benefit for income tax
	9	(1)	Total net of income tax
Total reclassifications for the period	$18	$(1)